Stock Based Compensation Expense (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Schedule of stock option activity
	Shares Available for Grant	Outstanding Stock Awards	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance, December 31, 2020	12,444	437,556	$0.90	5.5
Exercised	—	(58,500)	(0.81)
Forfeited/Cancelled	56,250	(56,250)	(0.18)
Balance, September 30, 2021	68,694	322,806	$1.17	4.9	$310,686

Exercisable, September 30, 2021	—	337,598	$1.09	5.0	$310,686